Members' Equity - Summary of Share-based Compensation Arrangements by Share-based Payment Award (Detail) - Profit Interest Units [Member] - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Units, Beginning Balance	12,304,449	14,419,301	6,827,138
Number of Units, Granted	2,280,244	6,354,248	11,414,684
Number of Units, Vested	(4,071,402)	(4,604,155)	(2,942,987)
Number of Units, Settled			(402,284)
Number of Units, Forfeited	0	(3,864,945)	(477,250)
Number of Units, Ending Balance	10,513,291	12,304,449	14,419,301
Weighted Average Fair Value Per Unit, Beginning Balance	$ 0.50	$ 0.40	$ 0.22
Weighted Average Fair Value Per Unit, Granted	0.83	0.59	0.45
Weighted Average Fair Value Per Unit, Vested	0.50	0.34	0.22
Weighted Average Fair Value Per Unit, Settled			0.23
Weighted Average Fair Value Per Unit, Forfeited	0	0.46	0.34
Weighted Average Fair Value Per Unit, Ending Balance	$ 0.57	$ 0.50	$ 0.40